CONVERTIBLE NOTE (Details - Assumptions)	Mar. 31, 2023 USD ($)
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 378,132
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	4.93%
Measurement Input, Expected Term [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	0.47 year
Measurement Input, Discount Rate [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	25.43%
Measurement Input, Price Volatility [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	92%
Measurement Input, Expected Dividend Rate [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, determination of fair value	–%